Liabilities arising from insurance contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities arising from insurance contracts
Unearned premiums, Gross	$ 10,138	$ 10,903
Unearned premiums, Reinsurance	(8,315)	(8,723)
Unearned premiums, Net	1,823	2,180
Claims incurred but not reported reserve, Gross	4,292	1,693
Claims incurred but not reported reserve, Reinsurance	(3,410)	(1,354)
Claims incurred but not reported reserve, Net	882	339
Liabilities arising from insurance contracts, Gross	14,430	12,596
Liabilities arising from insurance contracts, Reinsurance	(11,725)	(10,077)
Liabilities arising from insurance contracts, Net	$ 2,705	$ 2,519